Segmented Information - Schedule of Segment Composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Revenues	$ 10,573	$ 5,587
Cost of sales	(7,708)	(3,178)
Operating and administrative	(1,476)	(1,267)
Accretion expenses	(6)	(5)
Depreciation and amortization	(422)	(414)
Provision on assets (note 6)	(64)	(109)
Income (loss) from equity investments	(261)	49
Other income (expense)	81	306
Foreign exchange gains	4	4
Interest expense	(275)	(274)
Income (loss) before income taxes	446	699
Net additions (reductions) to property, plant and equipment	429	788
Net additions (reductions) to intangible assets	6	10
Utilities
Segment Reporting Information
Revenues	3,936	3,817
Midstream
Segment Reporting Information
Revenues	6,533	1,635
Provision on assets (note 6)	(59)	(106)
Corporate/Other
Segment Reporting Information
Revenues	104	135
Provision on assets (note 6)		(3)
Operating Segments
Segment Reporting Information
Revenues	10,575	5,588
Operating Segments | Utilities
Segment Reporting Information
Revenues	3,936	3,817
Cost of sales	(2,273)	(2,156)
Operating and administrative	(906)	(942)
Accretion expenses	(1)	0
Depreciation and amortization	(285)	(295)
Provision on assets (note 6)	0	(1)
Income (loss) from equity investments	2	5
Other income (expense)	65	259
Foreign exchange gains	0	0
Interest expense	0	0
Income (loss) before income taxes	538	687
Net additions (reductions) to property, plant and equipment	705	703
Net additions (reductions) to intangible assets	2	3
Operating Segments | Midstream
Segment Reporting Information
Revenues	6,535	1,636
Cost of sales	(5,412)	(994)
Operating and administrative	(475)	(254)
Accretion expenses	(6)	(4)
Depreciation and amortization	(104)	(86)
Provision on assets (note 6)	(59)	(105)
Income (loss) from equity investments	(263)	44
Other income (expense)	16	24
Foreign exchange gains	10	(26)
Interest expense	0	0
Income (loss) before income taxes	242	235
Net additions (reductions) to property, plant and equipment	(284)	136
Net additions (reductions) to intangible assets	2	3
Operating Segments | Corporate/Other
Segment Reporting Information
Revenues	104	135
Cost of sales	(25)	(29)
Operating and administrative	(95)	(71)
Accretion expenses	1	(1)
Depreciation and amortization	(33)	(33)
Provision on assets (note 6)	(5)	(3)
Income (loss) from equity investments	0	0
Other income (expense)	0	23
Foreign exchange gains	(6)	30
Interest expense	(275)	(274)
Income (loss) before income taxes	(334)	(223)
Net additions (reductions) to property, plant and equipment	8	(51)
Net additions (reductions) to intangible assets	2	4
Intersegment Elimination
Segment Reporting Information
Revenues	2	1
Cost of sales	2	1
Operating and administrative	0	0
Accretion expenses	0	0
Depreciation and amortization	0	0
Provision on assets (note 6)	0	0
Income (loss) from equity investments	0	0
Other income (expense)	0	0
Foreign exchange gains	0	0
Interest expense	0	0
Income (loss) before income taxes	0	0
Net additions (reductions) to property, plant and equipment	0	0
Net additions (reductions) to intangible assets	0	0
Intersegment Elimination | Utilities
Segment Reporting Information
Revenues	0	0
Intersegment Elimination | Midstream
Segment Reporting Information
Revenues	2	1
Intersegment Elimination | Corporate/Other
Segment Reporting Information
Revenues	$ 0	$ 0